INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
24.	INCOME TAXES

Current taxation

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries located in the PRC. In addition, the Group also has several non-PRC subsidiaries, including SolarOne Investment, SolarOne HK, SolarOne USA, SolarOne GmbH, Solar Canada and Solar Australia.

PRC

The Company’s subsidiaries registered in the PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries are subject to EIT at a statutory rate of 25%.

In 2008, SolarOne Qidong received approval from the PRC taxation authorities as a “High and New Technology Enterprise” (“HNTE”) and obtained an HNTE certificate. In 2011, the Company successfully renewed its HNTE status for another three years from 2011 to 2013. In accordance with the new PRC Enterprise Income Tax Laws effective from January 1, 2008 (the “PRC Income Tax Laws”), an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the 2011, 2012 and 2013 tax years, the income tax rate for SolarOne Qidong was 15%.

SolarOne Shanghai, SolarOne Technology, Solar Engineering, Solar R&D, SolarOne Nantong, Nantong Hanwha I&E and Nantong Tech, the domestic companies in the PRC, are subject to EIT at a rate of 25% for the years ended December 31, 2011, 2012 and 2013.

Other Countries

The applicable income tax rates of non-PRC subsidiaries having significant operations were as follows:

	For the year ended December 31,
	2011	2012	2013
SolarOne HK	16.5%	16.5%	16.5%
SolarOne USA	35%	35%	35%
SolarOne GmbH	15.83%	15.83%	15.83%
Solar Canada	Not applicable	15%	15%
Solar Australia	Not applicable	30%	30%

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2013, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2013, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application.

Loss before income taxes consists of:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-PRC	(334,470)	(948,417)	(422,128)	(69,731)
PRC	(740,579)	(599,187)	(194,296)	(32,095)

	(1,075,049)	(1,547,604)	(616,424)	(101,826)

The income tax benefit (expense) is comprised of:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Current	(28,358)	7,638	(3,600)	(594)
Deferred	173,303	(22,893)	(254,066)	(41,969)

	144,945	(15,255)	(257,666)	(42,563)

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax benefit (expense) is as follows:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Income tax computed at tax rate at 25%	268,762	386,901	154,106	25,457
Non-deductible expenses	(55,004)	(17,722)	(13,519)	(2,233)
Preferential tax treatment	4,233	2,189	—	—
Research and development expense	4,020	5,227	—	—
Tax rate differences	(21,151)	(54,212)	(53,780)	(8,884)
Changes in the valuation allowance	(55,915)	(337,638)	(344,473)	(56,903)

	144,945	(15,255)	(257,666)	(42,563)

Deferred taxation

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Deferred tax assets:
Current:
- Warranty provision	44,467	45,361	7,493
- Inventory write-off	45,629	17,124	2,829
- Allowance for advance to suppliers	157,840	164,695	27,206
- Allowance for doubtful accounts	47,581	54,479	8,999
- Allowance for amount due from related parties	3,990	1,995	330
- Others	13,898	668	110
Valuation allowance	(163,108)	(284,322)	(46,967)

Net current deferred tax assets	150,297	—	—

Non-current:
- Tax losses	383,640	477,436	78,867
- Fixed assets	39,214	64,301	10,622
- Others	63	81	13
Valuation allowance	(315,613)	(538,872)	(89,015)

Net non-current deferred tax assets	107,304	2,946	487

Deferred tax liabilities:
Non-current:
- Land use rights	24,798	24,209	3,999

Non-current deferred tax liabilities	24,798	24,209	3,999

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence. During the year ended December 31, 2013, an adjustment of RMB254,066,000 (US$41,968,713) was made on the beginning-of-the-year balance of a valuation allowance because of a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset in future years.

As of December 31, 2012 and 2013, the Group has a net tax operating loss from its PRC subsidiaries of RMB627,705,000 and RMB844,706,000 (US$139,535,491), respectively, which starts to expire in 2016. As of December 31, 2012 and 2013, the Group has a net tax operating loss from its non-PRC subsidiaries of RMB884,532,000and RMB1,032,221,000 (US$170,510,762), respectively, which starts to expire in 2029.

As of December 31, 2013, the Group intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain Tax Positions

As of December 31, 2013, the Group’s unrecognized tax benefit is RMB143,473,000 (US$23,700,051) which related to tax incentives received and tax resident status.

It is possible that the amount accrued will change in the next 12 months as a result of new interpretive guidance released by the PRC tax authorities; however, an estimate of the range of the possible change cannot be made at this time. The unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. Reconciliation of accrued unrecognized tax benefits is as follows:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Beginning and ending balance	143,473	143,473	143,473	23,700

Based on existing PRC tax regulations, the tax periods of SolarOne Qidong, SolarOne Shanghai, SolarOne Technology, Solar R&D, Solar Engineering, SolarOne Nantong, Nantong Hanwha I&E and Nantong Tech for the years ended December 31, 2009 to December 31, 2013 remain open to potential examination by the tax authorities. The tax periods for the Company’s non-PRC subsidiaries’ for the years ended December 31, 2009 to December 31, 2013 also remain open to potential examination by the respective tax authorities.

As of December 31, 2013 and 2012, the Group did not accrue any penalties and interests related to the unrecognized tax benefits.